NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Brookfield Wealth Solutions Ltd. (“Brookfield Wealth Solutions”) is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. References in these financial statements to “we”, “our”, “us” or “the Company” refer to Brookfield Wealth Solutions and its subsidiaries, whereas references to “Brookfield” refer to Brookfield Corporation and its subsidiaries. The Company’s class A exchangeable shares are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BNT”. On September 4, 2024, the Company changed its name from Brookfield Reinsurance Ltd. to Brookfield Wealth Solutions Ltd. and, on September 6, 2024, changed its trading symbol from “BNRE” to “BNT”. Our operations are located primarily in Bermuda, the United States (“U.S.”), Canada and the Cayman Islands. The Company’s registered head office address is Ideation House, First Floor, 94 Pitts Bay Road, Pembroke, HM08, Bermuda.
Our company is focused on securing the financial futures of individuals and institutions through a range of retirement services, wealth protection products and tailored capital solutions. Through our direct 100% ownership interest in BAM Re Holdings Ltd. (“BAM Re Holdings”), we hold the interest in our operating subsidiaries, which are: North End Re Ltd. (“NER Ltd.”), North End Re (Cayman) SPC (“NER SPC”), Brookfield Annuity Company (“BAC”), American National Group Inc. (“ANGI”) and Argo Group International Holdings, Inc. (“Argo”).
In May 2024, American Equity Investment Life Holdings Company (“AEL”) became a wholly-owned subsidiary of BAM Re Holdings. Following the acquisition of AEL, American National Group, LLC (“American National”) merged down into AEL. Subsequently, AEL changed its name to American National Group Inc. For further details about the Company’s acquisition of AEL and post-merger reorganization, refer to Note 16.
The business continues to be conducted through our operating subsidiaries. As a result of the Company’s acquisition of AEL, diversification in insurance offerings and overall strategic shift, the Company reorganized and changed its internal segments in a manner that caused the composition of its reporting segments to change in the second quarter of 2024. The Company’s reporting segments were realigned to Annuities, Property and Casualty (“P&C”), Life Insurance and Corporate and Other. Previously, the Company reported its operations under three segments: Direct Insurance, Reinsurance, and Pension Risk Transfer (“PRT”). For segment information, refer to Note 27. The Company has restated all applicable comparative information.